BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 16:-      BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	(*)2 0 1 2	(*)2 0 1 3	2 0 1 4

Numerator:
Net income available to shareholders of Ordinary shares	$6,997	$17,393	$12,725
Denominator:
Denominator for basic earnings per share – weighted average number of Ordinary shares, net of treasury share	28,981,623	28,982,356	34,552,029
Effect of dilutive securities:
Employee stock options	176,451	391,641	224,151
Warrants	228,339	514,785	210,082
	29,386,413	29,888,782	34,986,262

(*)	Adjusted to reflect reverse split and share dividend (see Note 1(b)).